Income Taxes	1 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 3–INCOME TAXES

As of December 31, 2014, the Company had a net operating loss carry forward of $32,764 that may be available to reduce future years’ taxable income through 2034.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

As of December 31, 2014
Deferred tax assets:
Net operating loss carry-forwards	$32,764

Gross deferred tax asset	32,764
Valuation allowance	(32,764)
Net deferred tax assets	$-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

NOTE 4–INCOME TAXES

As of September 30, 2015, the Company had a net operating loss carry forward of $65,766 that may be available to reduce future years’ taxable income through 2035.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

	As of September 30, 2015	As of December 31, 2014
Deferred tax assets:
Net operating tax carry-forwards	$22,360	$11,140

Gross deferred tax asset	22,360	11,140
Valuation allowance	(22,360)	(11,140)
Net deferred tax assets	$-	$-

The provision for income taxes differs from the amounts that would be provided by applying the statutory federal income tax rate of 34 percent to net loss before provision for income taxes for the following reasons:

For nine months ended September 30, 2015

Income tax benefit at U.S. federal statutory rate	$(22,360)
Change in valuation allowance	22,360
$-

The Company files federal and California income tax returns subject to statutes of limitations. The year ended December 31, 2014 is subject to examination by federal and state authorities.

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

As of September 30, 2015, the Company has a net operating loss carry-forward of approximately $65,766, which will expire 20 years from the dates the losses were incurred.